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--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 333-11763) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 7
                                       AND

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                 AMENDMENT NO. 8

                             VANGUARD TREASURY FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE:
   ON MARCH 24, 2000, PURSUANT TO RULE 485(B) OF THE SECURITIES ACT OF 1933.

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.



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--------------------------------------------------------------------------------

                                                            VANGUARD(R)
                                                            MONEY MARKET
                                                            FUNDS

                                                            Prospectus
                                                            March 24, 2000

This  prospectus  contains
financial data for the
Funds through the
fiscal year ended
November 30, 1999.

VANGUARD PRIME
MONEY MARKET FUND

VANGUARD FEDERAL
MONEY MARKET FUND

VANGUARD TREASURY
MONEY MARKET FUND

                                                        [MEMBERS OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD MONEY MARKET FUNDS

Prospectus

March 24, 2000




--------------------------------------------------------------------------------
   CONTENTS
--------------------------------------------------------------------------------

 1 FUND PROFILES                            16 FINANCIAL HIGHLIGHTS

   1 Vanguard Prime Money Market Fund       18 INVESTING WITH VANGUARD

   4 Vanguard Federal Money Market Fund        18 Services and Account Features

   7 Vanguard Treasury Money Market Fund       19 Types of Accounts

10 MORE ON THE FUNDS                           20 Buying Shares

13 THE FUNDS AND VANGUARD                      22 Redeeming Shares

13 INVESTMENT ADVISER                          26 Transferring Registration

14 DIVIDENDS AND TAXES                         26 Fund and Account Updates

15 SHARE PRICE                              GLOSSARY (inside back cover)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and policies of Vanguard Prime Money Market, Federal Money Market, and Treasury Money Market Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The Prime Money Market Fund offers two separate classes of shares: Investor and Institutional. This prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs) and are intended for individual investors. Please call Vanguard's Institutional Investor Group at 1-800-523-1036 to obtain a separate prospectus that offers the Fund's Institutional Shares, which have an investment minimum of $10 million and generally are not available to investors who require special employee benefit plan services.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

FUND PROFILE--
VANGUARD PRIME MONEY MARKET FUND

The following  profile  summarizes  key features of Vanguard  Prime Money Market
Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Fund's adviser to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain an average maturity of 90 days or less. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO
DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                              1990           8.27%
                              1991           6.14%
                              1992           3.74%
                              1993           3.01%
                              1994           4.08%
                              1995           5.82%
                              1996           5.29%
                              1997           5.44%
                              1998           5.38%
                              1999           5.01%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 2.03% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
        -----------------------------------------------------------------
                                           1 YEAR    5 YEARS   10 YEARS
        -----------------------------------------------------------------
        Vanguard Prime Money Market Fund    5.01%     5.39%      5.21%
        Salomon Smith Barney 3-Month
         Treasury Index                     4.74      5.20       5.05
        Lipper Money Market Fund Average*   4.49      4.88       4.73
        -----------------------------------------------------------------
        *Derived from data provided by Lipper Inc.
        -----------------------------------------------------------------

     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.11%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.22%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.33%

3

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $34        $106       $185          $418
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                              MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the  $3,000; $1,000 for IRAs and custodial
first business day of each month       accounts for minors

INVESTMENT ADVISER                     NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge,      VangPr
Pa., since 1981
                                       VANGUARD FUND NUMBER
INCEPTION DATE                         030
June 4, 1975
                                       CUSIP NUMBER
NET ASSETS AS OF NOVEMBER 30, 1999     922906201
$41.2 billion
                                       TICKER SYMBOL
SUITABLE FOR IRAS                      VMMXX
Yes

--------------------------------------------------------------------------------

4

FUND PROFILE--
VANGUARD FEDERAL MONEY MARKET FUND

The following profile summarizes key features of Vanguard Federal Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments issued by U.S. government agencies. Most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. The Fund will maintain an average maturity of 90 days or less. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO
DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be very low for the Fund.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

5

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                              1990           8.07%
                              1991           5.96%
                              1992           3.68%
                              1993           2.98%
                              1994           4.03%
                              1995           5.77%
                              1996           5.24%
                              1997           5.38%
                              1998           5.31%
                              1999           4.94%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.99% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
        -----------------------------------------------------------------
                                              1 YEAR  5 YEARS   10 YEARS
        -----------------------------------------------------------------
        Vanguard Federal Money Market Fund     4.94%   5.33%      5.13%
        Salomon Smith Barney 3-Month
         Treasury Index                        4.74    5.20       5.05
        Lipper U.S. Government Money Market
         Fund Average*                         4.47    4.85       4.68
        -----------------------------------------------------------------
        *Derived from data provided by Lipper Inc.
        -----------------------------------------------------------------


     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.13%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.20%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.33%

6

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $34        $106       $185          $418
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                              MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the  $3,000; $1,000 for IRAs and custodial
first business day of each month       accounts for minors

INVESTMENT ADVISER                     NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge,      VangFdl
Pa., since inception
                                       VANGUARD FUND NUMBER
INCEPTION DATE                         033
July 13, 1981
                                       CUSIP NUMBER
NET ASSETS AS OF NOVEMBER 30, 1999     922906300
$5.2 billion
                                       TICKER SYMBOL
SUITABLE FOR IRAS                      VMFXX
Yes

--------------------------------------------------------------------------------

7

FUND PROFILE--
VANGUARD TREASURY MONEY MARKET FUND

The following profile summarizes key features of Vanguard Treasury Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the Fund's assets may be invested in securities issued by U.S. government agencies or instrumentalities. The Fund will maintain an average maturity of 90 days or less. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO
DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be negligible for the Fund.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION


The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

8


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1990           7.94%
                              1991           5.73%
                              1992           3.53%
                              1993           2.86%
                              1994           3.81%
                              1995           5.49%
                              1996           5.09%
                              1997           5.12%
                              1998           5.00%
                              1999           4.55%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.96% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.69% (quarter ended June 30, 1993).

      --------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------
                                               1 YEAR  5 YEARS   10 YEARS
      --------------------------------------------------------------------
      Vanguard Treasury Money Market Fund       4.55%   5.05%      4.90%
      Salomon Smith Barney 3-Month
         Treasury Index                         4.74    5.20       5.05
      Lipper U.S. Treasury Money Market Fund
       Average*                                 4.23    4.74       4.64
      --------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      --------------------------------------------------------------------

     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.14%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.19%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.33%

9

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $34        $106       $185         $418
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                              MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the  $3,000; $1,000 for IRAs and custodial
first business day of each month       accounts for minors

INVESTMENT ADVISER                     NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge,      VangTrsy
Pa., since inception

INCEPTION DATE                         VANGUARD FUND NUMBER
March 9, 1983                          050

NET ASSETS AS OF NOVEMBER 30, 1999     CUSIP NUMBER
$4.6 billion                           921948105

SUITABLE FOR IRAS                      TICKER SYMBOL
Yes                                    VMPXX

--------------------------------------------------------------------------------

10

MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard Money Market Funds, including market exposure, security selection, and costs and market-timing. You will also find detailed risk information about the Funds throughout these sections.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments--also known as cash reserves--that are considered short-term (that is, they mature in 13 months or less). Each Fund will maintain an average maturity of 90 days or less.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term liquid investments, usually with a maturity of 13 months or less. Some common types are: Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT A FUND'S
     DIVIDENDS (THAT IS, INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. BECAUSE THE FUNDS' INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH FOR ALL THREE FUNDS.




SECURITY SELECTION

The Vanguard Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities issued by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING SECURITIES.

11

     The Prime Money Market Fund invests primarily in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's, and in securities that are considered suitable for the Federal Money Market Fund (see below).

     Among the certificates of deposit typically held by the Prime Money Market Fund are Eurodollar and Yankee obligations, which are primarily certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

     The Federal Money Market Fund invests primarily in securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.

     The Treasury Money Market Fund invests solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities. The remainder of the Fund's assets may include securities issued by U.S. government agencies, such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.

[FLAG] EACH FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK, WHICH IS THE
     CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The three Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.

     In relative terms, the Treasury Money Market Fund, which invests in securities backed by the full faith and credit of the U.S. government, offers the lowest credit risk--and generally the lowest yield--of the three Funds.

     Not all of the securities included in the Federal Money Market Fund are backed by the full faith and credit of the U.S. government, and so the potential credit risk and yield for the Fund are somewhat higher than for the Treasury Money Market Fund.

     While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment

12

is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the three Funds.

     Bear in mind that, while each Fund invests in high-quality money market instruments, the three Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE PRIME AND FEDERAL  MONEY MARKET FUNDS  RESERVE THE RIGHT TO INVEST IN
     REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

A means of investing money for a short period, repurchase agreements are contracts in which a financial institution sells securities and agrees to repurchase the securities on a specific date (normally the next business day) and at a specific price.

--------------------------------------------------------------------------------

     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another person. Or, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be sold to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG]  THE  FUNDS  RESERVE  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     FLOATING-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value, or interest rate, is based on (or "derived" from) a traditional security (such as a stock or bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

     A floating-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) and are closely correlated to changes in money market interest rates.

     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

     In addition, each Fund may invest up to 10% of its net assets in illiquid securities. These are securities that cannot be readily resold or converted into cash.

COSTS AND MARKET-TIMING

The Vanguard Money Market Funds serve both short- and long-term investor needs; however, other Vanguard funds are intended for long-term investors only. Investors who engage in excessive in-and-out trading activity generate additional costs that are borne by all of a fund's shareholders. To minimize these costs, Vanguard's stock, bond, and balanced funds

13

have adopted policies to discourage short-term trading--which includes switching back and forth from the Vanguard Money Market Funds. Please check other Vanguard funds' prospectuses for specifics on the trading limitations of those funds. Also, all Vanguard funds, including the Money Market Funds, reserve the right to stop offering shares at any time or to reject specific purchase requests.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $520 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Fixed Income Group. As of November 30, 1999, Vanguard served as adviser for about $354 billion in assets including more than 40 Vanguard funds. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended November 30, 1999, the investment advisory expenses for each Fund represented an effective annual rate of 0.01% of each Fund's average net assets.

     The adviser places all orders for the purchase and sale of the Funds' securities, and seeks out the best available price and most favorable execution for all transactions.

14

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER



The individuals responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager; has worked in investment management since 1991; has managed portfolio investments since 1997; B.S., University of Wisconsin.

Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund Managers.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income dividends in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividends that you receive are taxable to you as ordinary income for federal income tax purposes.

- Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

15


GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions  or redemptions from your account if you do not:

-    provide us with your correct taxpayer identification number;

-    certify that the taxpayer identification number is correct; and

-    confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains
distribution   check   mailed  to  your   address  of  record  is   returned  as
undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX  CONSEQUENCES.  This
prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.




SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Each Fund's NAV is expected to remain at a constant $1. Although the stable share price is not guaranteed, the Funds are managed and securities are purchased to maintain that price.

     The instruments held by the Funds are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses.

     Newspapers typically list money market fund yields weekly, separately from listings for other mutual funds. Different newspapers use different abbreviations for the Funds, but the most common are VANGPR, VANGFDL, and VANGTRSY.

16

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

This explanation uses the Prime Money Market Fund Investor Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $1.00 per share. During the year, the Fund earned $0.049 per share from investment income (interest and dividends).

Shareholders received $0.049 per share in the form of dividend distributions. The earnings ($0.049 per share) minus the distributions ($0.049 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.97% for the year.

As of November 30, 1999, the Fund had $39.4 billion in net assets. For the year, its expense ratio was 0.33% ($3.30 per $1,000 of net assets), and its net investment income amounted to 4.85% of its average net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        VANGUARD PRIME MONEY MARKET FUND
                                                INVESTOR SHARES
                                            YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .049        .053        .053        .052        .057
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             --          --          --          --          --
                        --------------------------------------------------------
   Total from Investment
    Operations             .049        .053        .053        .052        .057
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.049)      (.053)      (.053)      (.052)      (.057)
 Distributions from
  Realized Capital
  Gains                      --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions    (.049)      (.053)      (.053)      (.052)      (.057)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================

TOTAL RETURN              4.97%       5.42%       5.41%       5.31%       5.82%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)       $39,430     $33,732     $26,480     $22,218     $18,764
 Ratio of Total
  Expenses to Average
  Net Assets              0.33%       0.33%       0.32%       0.32%       0.32%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.85%       5.28%       5.28%       5.18%       5.64%
================================================================================

17


--------------------------------------------------------------------------------
                                    VANGUARD FEDERAL MONEY MARKET FUND
                                         YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .048        .052        .052        .051        .056
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             --          --          --          --          --
                        --------------------------------------------------------
   Total from Investment
    Operations             .048        .052        .052        .051        .056
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.048)      (.052)      (.052)      (.051)      (.056)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions    (.048)      (.052)      (.052)      (.051)      (.056)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================

TOTAL RETURN              4.89%       5.35%       5.35%       5.26%       5.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $5,243      $4,263      $3,495      $3,100      $2,637
 Ratio of Total
  Expenses to Average
  Net Assets              0.33%       0.33%       0.32%       0.32%       0.32%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.79%       5.21%       5.22%       5.13%       5.61%
================================================================================

--------------------------------------------------------------------------------
                                   VANGUARD TREASURY MONEY MARKET FUND
                                         YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .044        .050        .050        .050        .053
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             --          --          --          --          --
                        --------------------------------------------------------
   Total from Investment
    Operations             .044        .050        .050        .050        .053
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.044)      (.050)      (.050)      (.050)      (.053)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions    (.044)      (.050)      (.050)      (.050)      (.053)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================

TOTAL RETURN              4.51%       5.06%       5.10%       5.11%       5.47%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $4,593      $3,942      $3,237      $2,917      $2,527
 Ratio of Total
  Expenses to Average
  Net Assets              0.33%       0.33%       0.32%       0.32%       0.32%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.41%       4.94%       4.98%       4.99%       5.33%
================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

18

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES
Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
CHECKWRITING [CHECK]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

19


- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

20

BUYING SHARES

You buy your shares at the Fund's next-determined share price (net asset value) after Vanguard receives your request, which should be $1 per share. Before your contribution to a money market fund can be invested, it must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs--and which fund advisers must use to pay for the securities they buy. Vanguard converts your money market investment to federal funds, which usually takes one business day. Because of this conversion period, your money market account will be credited on the business day following the day your investment is received. You will begin earning dividends on your investment on the next calendar day. For example, if your check is received on a Thursday before the close of trading on the New York Stock Exchange, your account will be credited the next business day (Friday) and you will begin earning dividends on Saturday.

     Each of the Funds is offered on a no-load basis, meaning that you do not pay sales commissions or 12b-1 distribution fees.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES

The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.

--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]
open a new account

Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Prime Money Market Fund-30
Vanguard Federal Money Market Fund-33
Vanguard Treasury Money Market Fund-50

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

21

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Prime Money Market Fund-30
Vanguard Federal Money Market Fund-33
Vanguard Treasury Money Market Fund-50
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

22

If you buy fund shares through a federal funds wire, your investment begins earning dividends the next calendar day. You can begin earning dividends immediately if you notify Vanguard by 10:45 a.m. Eastern time that you intend to make a wire purchase that day.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 23.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and some other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.

--------------------------------------------------------------------------------

23

--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account     Client Services
1-800-662-6273            1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

-    The  Personal   Identification   Number,   if  applicable   (for  instance,
     Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or

24

number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:         Express or Registered mail to:

The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of four ways: check, wire (money market funds and other daily dividend funds only), exchange to another Vanguard fund, or Fund Express Redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

25

For Money Market Funds:

For telephone requests made by 10:30 a.m. Eastern time, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. Eastern time will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.

--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.

--------------------------------------------------------------------------------

26

--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

 In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in January and July for these Funds.
--------------------------------------------------------------------------------

27

--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term,  liquid  investments (usually with a maturity of 13 months or less),
which  include  U.S.   Treasury  bills,  bank  certificates  of  deposit  (CDs),
repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP(R) LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Money Market Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORT
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-0102.

Vanguard Prime and Federal Money
Market Funds' Investment Company
Act file number: 811-2554

Vanguard Treasury Money Market
Fund's Investment Company Act file
number: 811-7803

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P030N-03/24/2000

                                                          VANGUARD(R)
                                                          MONEY MARKET
                                                          FUNDS

                                                          Participant Prospectus
                                                          March 24, 2000

This  prospectus  contains
financial data for the
Funds through the
fiscal year ended
November 30, 1999.

VANGUARD PRIME
MONEY MARKET FUND

VANGUARD FEDERAL
MONEY MARKET FUND

VANGUARD TREASURY
MONEY MARKET FUND

                                                        [MEMBERS OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD MONEY MARKET FUNDS

Participant Prospectus

March 24, 2000




--------------------------------------------------------------------------------
   CONTENTS
--------------------------------------------------------------------------------

 1 FUND PROFILES                            14 DIVIDENDS AND TAXES

   1 Vanguard Prime Money Market Fund       14 SHARE PRICE

   4 Vanguard Federal Money Market Fund     15 FINANCIAL HIGHLIGHTS

   7 Vanguard Treasury Money Market Fund    17 INVESTING WITH VANGUARD

10 MORE ON THE FUNDS                        17 ACCESSING FUND INFORMATION BY
                                               COMPUTER

13 THE FUNDS AND VANGUARD                   GLOSSARY (inside back cover)

13 INVESTMENT ADVISER

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and policies of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE

The Prime Money Market Fund offers two separate classes of shares: Investor and Institutional. This prospectus offers the Fund's Investor Shares to participants in employer-sponsored retirement or savings plans. Please call Vanguard to obtain separate prospectuses that offer:
-    Investor Shares for private investors ($3,000 minimum)--1-800-662-7447
- Institutional Shares for very large investors ($10 million minimum)--1-800-523-1036
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. UNLESS OTHERWISE NOTED, ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES.

--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

FUND PROFILE--
VANGUARD PRIME MONEY MARKET FUND

The following  profile  summarizes  key features of Vanguard  Prime Money Market
Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Fund's adviser to be of quality equivalent to those in the two highest credit-quality categories. The Fund will maintain an average maturity of 90 days or less. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO
DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------

                              1990           8.27%
                              1991           6.14%
                              1992           3.74%
                              1993           3.01%
                              1994           4.08%
                              1995           5.82%
                              1996           5.29%
                              1997           5.44%
                              1998           5.38%
                              1999           5.01%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 2.03% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
        -----------------------------------------------------------------
                                           1 YEAR    5 YEARS   10 YEARS
        -----------------------------------------------------------------
        Vanguard Prime Money Market Fund    5.01%     5.39%      5.21%
        Salomon Smith Barney 3-Month
         Treasury Index                     4.74      5.20       5.05
        Lipper Money Market Fund Average*   4.49      4.88       4.73
        -----------------------------------------------------------------
        *Derived from data provided by Lipper Inc.
        -----------------------------------------------------------------

     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.11%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.22%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.33%

3

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $34        $106       $185          $418
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                              NEWSPAPER ABBREVIATION
Declared daily and distributed on the  VangPr
first business day of each month
                                       VANGUARD FUND NUMBER
INVESTMENT ADVISER                     030
The Vanguard Group, Valley Forge,
Pa., since 1981                        CUSIP NUMBER
                                       922906201
INCEPTION DATE
June 4, 1975                           TICKER SYMBOL
                                       VMMXX
NET ASSETS AS OF NOVEMBER 30, 1999
$41.2 billion

--------------------------------------------------------------------------------

4

FUND PROFILE--
VANGUARD FEDERAL MONEY MARKET FUND

The following profile summarizes key features of Vanguard Federal Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments issued by U.S. government agencies. Most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. The Fund will maintain an average maturity of 90 days or less. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO
DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be very low for the Fund.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

5


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1990           8.07%
                              1991           5.96%
                              1992           3.68%
                              1993           2.98%
                              1994           4.03%
                              1995           5.77%
                              1996           5.24%
                              1997           5.38%
                              1998           5.31%
                              1999           4.94%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.99% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
        -----------------------------------------------------------------
                                              1 YEAR  5 YEARS   10 YEARS
        -----------------------------------------------------------------
        Vanguard Federal Money Market Fund     4.94%   5.33%      5.13%
        Salomon Smith Barney 3-Month
         Treasury Index                        4.74    5.20       5.05
        Lipper U.S. Government Money Market
         Fund Average*                         4.47    4.85       4.68
        -----------------------------------------------------------------
        *Derived from data provided by Lipper Inc.
        -----------------------------------------------------------------


     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.13%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.20%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.33%

6

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $34        $106       $185          $418
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                              NEWSPAPER ABBREVIATION
Declared daily and distributed on the  VangFdl
first business day of each month
                                       VANGUARD FUND NUMBER
INVESTMENT ADVISER                     033
The Vanguard Group, Valley Forge,
Pa., since inception                   CUSIP NUMBER
                                       922906300
INCEPTION DATE
July 13, 1981                          TICKER SYMBOL
                                       VMFXX
NET ASSETS AS OF NOVEMBER 30, 1999
$5.2 billion

--------------------------------------------------------------------------------

7

FUND PROFILE--
VANGUARD TREASURY MONEY MARKET FUND

The following profile summarizes key features of Vanguard Treasury Money Market Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the Fund's assets may be invested in securities issued by U.S. government agencies or instrumentalities. The Fund will maintain an average maturity of 90 days or less. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS

THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT FALLING SHORT-TERM INTEREST RATES WILL CAUSE THE FUND'S INCOME--AND THUS ITS TOTAL RETURN--TO
DECLINE. INCOME RISK IS GENERALLY HIGH FOR FUNDS THAT INVEST IN SHORT-TERM SECURITIES. The Fund is also subject to:

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be negligible for the Fund.

     AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE/RISK INFORMATION


The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based money market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

8


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                              1990           7.94%
                              1991           5.73%
                              1992           3.53%
                              1993           2.86%
                              1994           3.81%
                              1995           5.49%
                              1996           5.09%
                              1997           5.12%
                              1998           5.00%
                              1999           4.55%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.96% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.69% (quarter ended June 30, 1993).

      --------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------
                                               1 YEAR  5 YEARS   10 YEARS
      --------------------------------------------------------------------
      Vanguard Treasury Money Market Fund       4.55%   5.05%      4.90%
      Salomon Smith Barney 3-Month
         Treasury Index                         4.74    5.20       5.05
      Lipper U.S. Treasury Money Market Fund
       Average*                                 4.23    4.74       4.64
      --------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      --------------------------------------------------------------------

     If you would like to know the current seven-day yield for the Fund, call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.14%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.19%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.33%

9

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $34        $106       $185         $418
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                              NEWSPAPER ABBREVIATION
Declared daily and distributed on the  VangTrsy
first business day of each month
                                       VANGUARD FUND NUMBER
INVESTMENT ADVISER                     050
The Vanguard Group, Valley Forge,
Pa., since inception                   CUSIP NUMBER
                                       921948105
INCEPTION DATE
March 9, 1983                          TICKER SYMBOL
                                       VMPXX
NET ASSETS AS OF NOVEMBER 30, 1999
$4.6 billion

--------------------------------------------------------------------------------

10

MORE ON THE FUNDS

The following sections discuss other important features of the Vanguard Money Market Funds, including market exposure, security selection, and costs and market-timing. You will also find detailed risk information about the Funds throughout these sections.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments--also known as cash reserves--that are considered short-term (that is, they mature in 13 months or less). Each Fund will maintain an average maturity of 90 days or less.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term liquid investments, usually with a maturity of 13 months or less. Some common types are: Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay a fixed, variable, or floating rate of interest.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE  THAT A FUND'S
     DIVIDENDS (THAT IS, INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. BECAUSE THE FUNDS' INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH FOR ALL THREE FUNDS.




SECURITY SELECTION

The Vanguard Group, adviser to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. government agencies, or non-government issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit quality depends upon the issuer's ability to pay interest on the security and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the security's issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations (that is, securities issued by the U.S. government) carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING SECURITIES.

11

     The Prime Money Market Fund invests primarily in certificates of deposit, banker's acceptances, commercial paper, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service or A-1 by Standard & Poor's Corporation. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A-or better by Standard & Poor's, and in securities that are considered suitable for the Federal Money Market Fund (see below).

     Among the certificates of deposit typically held by the Prime Money Market Fund are Eurodollar and Yankee obligations, which are primarily certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's adviser selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

     The Federal Money Market Fund invests primarily in securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government. These agencies include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by the U.S. Treasury and U.S. government agencies that are backed by the full faith and credit of the U.S. government.

     The Treasury Money Market Fund invests solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities. The remainder of the Fund's assets may include securities issued by U.S. government agencies, such as the Government National Mortgage Association, the Small Business Administration, and the Federal Financing Bank.

[FLAG] EACH FUND IS SUBJECT,  TO A LIMITED EXTENT,  TO CREDIT RISK, WHICH IS THE
     CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The three Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.

     In relative terms, the Treasury Money Market Fund, which invests in securities backed by the full faith and credit of the U.S. government, offers the lowest credit risk--and generally the lowest yield--of the three Funds.

     Not all of the securities included in the Federal Money Market Fund are backed by the full faith and credit of the U.S. government, and so the potential credit risk and yield for the Fund are somewhat higher than for the Treasury Money Market Fund.

     While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or return the Fund's principal when repayment

12

is due. Therefore, the Prime Money Market Fund offers the highest credit risk, and generally the highest yield, of the three Funds.

     Bear in mind that, while each Fund invests in high-quality money market instruments, the three Funds are not insured or guaranteed by the FDIC or any other agency of the U.S. government.

[FLAG] THE PRIME AND FEDERAL  MONEY MARKET FUNDS  RESERVE THE RIGHT TO INVEST IN
     REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

A means of investing money for a short period, repurchase agreements are contracts in which a financial institution sells securities and agrees to repurchase the securities on a specific date (normally the next business day) and at a specific price.

--------------------------------------------------------------------------------

     Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another person. Or, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be sold to pay off the seller's debts. The Funds' adviser believes that these risks can be controlled through careful security selection and monitoring.

[FLAG]  THE  FUNDS  RESERVE  THE  RIGHT  TO  INVEST,  TO A  LIMITED  EXTENT,  IN
     FLOATING-RATE SECURITIES, WHICH ARE TRADITIONAL TYPES OF DERIVATIVES.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value, or interest rate, is based on (or "derived" from) a traditional security (such as a stock or bond), a money market benchmark (such as U.S. Treasury bill rates or the Federal Funds Effective Rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

     A floating-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) and are closely correlated to changes in money market interest rates.

     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.

     In addition, each Fund may invest up to 10% of its net assets in illiquid securities. These are securities that cannot be readily resold or converted into cash.

COSTS AND MARKET-TIMING

The Vanguard Money Market Funds serve both short- and long-term investor needs; however, other Vanguard funds are intended for long-term investors only. Investors who engage in excessive in-and-out trading activity generate additional costs that are borne by all of a fund's shareholders. To minimize these costs, Vanguard's stock, bond, and balanced funds

13

have adopted policies to discourage short-term trading--which includes switching back and forth from the Vanguard Money Market Funds. Please check other Vanguard funds' prospectuses for specifics on the trading limitations of those funds. Also, all Vanguard funds, including the Money Market Funds, reserve the right to stop offering shares at any time or to reject specific purchase requests.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $520 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1974, serves as the Funds' adviser through its Fixed Income Group. As of November 30, 1999, Vanguard served as adviser for about $354 billion in assets including more than 40 Vanguard funds. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the fiscal year ended November 30, 1999, the investment advisory expenses for each Fund represented an effective annual rate of 0.01% of each Fund's average net assets.

     The adviser places all orders for the purchase and sale of the Funds' securities, and seeks out the best available price and most favorable execution for all transactions.

14

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER



The individuals responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard and Fund Manager; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN HOLLYER, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager; has worked in investment management since 1991; has managed portfolio investments since 1997; B.S., University of Wisconsin.

Mr. Auwaerter, Mr. Hollyer, and Mr. Glocke manage the Funds on a day-to-day basis. Mr. MacKinnon is responsible for setting the Funds' broad investment policies and for overseeing the Fund Managers.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily, and are distributed on the first business day of every month.

     Your dividend distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.




SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Each Fund's NAV is expected to remain at a constant $1. Although the stable share price is not guaranteed, the Funds are managed and securities are purchased to maintain that price.

     The instruments held by the Funds are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses.

     Newspapers typically list money market fund yields weekly, separately from listings for other mutual funds. Different newspapers use different abbreviations for the Funds, but the most common are VANGPR, VANGFDL, and VANGTRSY.

15

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

This explanation uses the Prime Money Market Fund Investor Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $1.00 per share. During the year, the Fund earned $0.049 per share from investment income (interest and dividends).

Shareholders received $0.049 per share in the form of dividend distributions. The earnings ($0.049 per share) minus the distributions ($0.049 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.97% for the year.

As of November 30, 1999, the Fund had $39.4 billion in net assets. For the year, its expense ratio was 0.33% ($3.30 per $1,000 of net assets), and its net investment income amounted to 4.85% of its average net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        VANGUARD PRIME MONEY MARKET FUND
                                                INVESTOR SHARES
                                            YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .049        .053        .053        .052        .057
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             --          --          --          --          --
                        --------------------------------------------------------
   Total from Investment
    Operations             .049        .053        .053        .052        .057
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.049)      (.053)      (.053)      (.052)      (.057)
 Distributions from
  Realized Capital
  Gains                      --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions    (.049)      (.053)      (.053)      (.052)      (.057)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================

TOTAL RETURN              4.97%       5.42%       5.41%       5.31%       5.82%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)       $39,430     $33,732     $26,480     $22,218     $18,764
 Ratio of Total
  Expenses to Average
  Net Assets              0.33%       0.33%       0.32%       0.32%       0.32%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.85%       5.28%       5.28%       5.18%       5.64%
================================================================================

16


--------------------------------------------------------------------------------
                                    VANGUARD FEDERAL MONEY MARKET FUND
                                         YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .048        .052        .052        .051        .056
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             --          --          --          --          --
                        --------------------------------------------------------
   Total from Investment
    Operations             .048        .052        .052        .051        .056
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.048)      (.052)      (.052)      (.051)      (.056)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions    (.048)      (.052)      (.052)      (.051)      (.056)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================

TOTAL RETURN              4.89%       5.35%       5.35%       5.26%       5.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $5,243      $4,263      $3,495      $3,100      $2,637
 Ratio of Total
  Expenses to Average
  Net Assets              0.33%       0.33%       0.32%       0.32%       0.32%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.79%       5.21%       5.22%       5.13%       5.61%
================================================================================

--------------------------------------------------------------------------------
                                   VANGUARD TREASURY MONEY MARKET FUND
                                         YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00       $1.00       $1.00       $1.00       $1.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .044        .050        .050        .050        .053
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             --          --          --          --          --
                        --------------------------------------------------------
   Total from Investment
    Operations             .044        .050        .050        .050        .053
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income       (.044)      (.050)      (.050)      (.050)      (.053)
 Distributions from
  Realized Capital Gains     --          --          --          --          --
                        --------------------------------------------------------
   Total Distributions    (.044)      (.050)      (.050)      (.050)      (.053)
--------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                  $1.00       $1.00       $1.00       $1.00       $1.00
================================================================================

TOTAL RETURN              4.51%       5.06%       5.10%       5.11%       5.47%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)        $4,593      $3,942      $3,237      $2,917      $2,527
 Ratio of Total
  Expenses to Average
  Net Assets              0.33%       0.33%       0.32%       0.32%       0.32%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.41%       4.94%       4.98%       4.99%       5.33%
================================================================================


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

17

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

- If you have any questions about a Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice.

ACCESSING FUND INFORMATION BY COMPUTER
--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

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

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term,  liquid  investments (usually with a maturity of 13 months or less),
which  include  U.S.   Treasury  bills,  bank  certificates  of  deposit  (CDs),
repurchase agreements, commercial paper, and banker's acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP(R) LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Money Market Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORT
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by writing the Public
Reference Section, Securities and
Exchange Commission, Washington,
DC 20549-0102.

Vanguard Prime and Federal Money
Market Funds' Investment Company
Act file number: 811-2554

Vanguard Treasury Money Market
Fund's Investment Company Act file
number: 811-7803

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I030N-03/24/2000

                                     PART B


                        VANGUARD(R) MONEY MARKET RESERVES
                             VANGUARD TREASURY FUND

                 (ALSO KNOWN AS THE VANGUARD MONEY MARKET FUNDS)
               (INDIVIDUALLY THE TRUST; COLLECTIVELY THE TRUSTS)

                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 24, 2000

     This Statement is not a prospectus but should be read in conjunction with the Trusts' current Prospectus (dated March 24, 2000). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call the Investor Information Department:


                        INVESTOR INFORMATION DEPARTMENT
                                  1-800-662-7447

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DESCRIPTION OF THE FUNDS.....................................................B-1
INVESTMENT POLICIES..........................................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-4
CALCULATION OF TOTAL RETURN..................................................B-5
CALCULATION OF YIELD.........................................................B-6
SHARE PRICE..................................................................B-7
PURCHASE OF SHARES...........................................................B-8
REDEMPTION OF SHARES.........................................................B-8
MANAGEMENT OF THE FUNDS......................................................B-8
FINANCIAL STATEMENTS........................................................B-12
DESCRIPTION OF SECURITIES AND RATINGS.......................................B-12
COMPARATIVE INDEXES.........................................................B-14

                            DESCRIPTION OF THE FUNDS

ORGANIZATION

     Vanguard Money Market Reserves was organized as Whitehall Money Market Trust in 1974 before becoming a Maryland corporation in 1985. It then
reorganized  as  a  Delaware   business  trust  in  May,  1998.   Prior  to  its
reorganization as a Delaware business trust, the Trust was known as Vanguard Money Market Reserves, Inc. Vanguard Treasury Fund was organized as a Delaware business trust in August, 1996. Prior to its organization as a Delaware business trust, the Trust operated as the U.S. Treasury Portfolio of Vanguard Money Market Reserves. Each Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trusts currently offer the following Funds and classes of shares:

                         VANGUARD MONEY MARKET RESERVES

   Vanguard Prime Money Market Fund: Investor Shares and Institutional Shares

           Vanguard Federal Money Market Fund (Investor Shares only)

                             VANGUARD TREASURY FUND

           Vanguard Treasury Money Market Fund (Investor Shares only)

               (individually, the Fund; collectively, the Funds)

     Each Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that a Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. The Bank of New York, One Wall Street, New York, NY 10286, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accountants. The accountants audit the Funds' financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of either of the Trusts or any of their Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Funds receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.

     CONVERSION RIGHTS. Shareholders of the Funds may convert their shares into another class of shares of the same series upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a fund must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

     The following policies supplement the investment objective and policies set forth in the Funds' Prospectus:

     REPURCHASE AGREEMENTS. The Prime and Federal Money Market Funds may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from their excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Funds' Board of Trustees will monitor a Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be indefinitely delayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' Board of Trustees.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities---meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Funds' investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements (Prime and Federal Money Market Funds only), or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income.

     COMMODITIES. The Fund may not invest in commodities or commodity contracts.

     DIVERSIFICATION. The Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities. The Fund may, however, invest in a single issuer as permitted by the Commission (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days).

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in United States Treasury Bills, other obligations issued or guaranteed by the Federal Government, its agencies and instrumentalities or certificates of deposit or banker's acceptances of domestic institutions.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program; provided, however, that the Fund may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of any Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.

     MARGIN. The Fund may not purchase securities on margin or sell securities short.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may pledge, mortgage or hypothecate its assets in an amount up to 15% of its net assets, but only to secure borrowings for temporary or emergency purposes.

     PUT, CALL, STRADDLE, SPREAD OPTIONS. The Fund may not write or invest in put, call, straddle, or spread options.

     REAL ESTATE. The Fund may not invest directly in real estate, or real estate investment trust securities.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above mentioned investment limitations are considered at the time investment securities are purchased.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because the Funds are a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

                          CALCULATION OF TOTAL RETURN





     The average annual total return of each Fund for the one-, five-, and ten-year periods ended November 30, 1999 is set forth below:

                             ONE YEAR ENDED   FIVE YEARS ENDED   TEN YEARS ENDED
    FUND                       11/30/1999        11/30/1999        11/30/1999
    ----                       ----------        ----------        ----------
    Prime Money Market
    Fund Investor Shares          4.97%             5.39%             5.24%
    Prime Money Market
    Fund Institutional
    Shares*                       5.15%             5.57%             5.40%**
    Federal Money Market
    Fund                          4.89%             5.33%             5.15%
    Treasury Money Market
    Fund                          4.51%             5.05%             4.93%
---------
 *Prior to October 28, 1995, total returns are for Vanguard Institutional Money
  Market Portfolio.
**Since inception of Vanguard Institutional Money Market Portfolio on October 3,
  1989.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of each Portfolio, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Portfolios' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/N - 1

  Where:

          T   =average annual total return
          P   =a hypothetical initial investment of $1,000
          n   =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of each Portfolios' shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                              CALCULATION OF YIELD

     The current yield of each Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.

     Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for each of the Funds for the 7-day base period ended November 30, 1999.

                                            PRIME MONEY         PRIME MONEY
                                            MARKET FUND         MARKET FUND
                                          INVESTOR SHARES   INSTITUTIONAL SHARES
                                             11/30/1999          11/30/1999
                                             ----------          ----------
      Value of account at beginning
       of period. . . . . . . . . . . . .     $1.00000            $1.00000
      Value of same account at end of
       period*. . . . . . . . . . . . . .      1.00103             1.00106
                                              --------            --------
      Net change in account value . . . .     $ .00103            $ .00106

      Annualized current net yield
      (Net change X 365/7)
       -/- average net asset value. . . .        5.36%               5.54%
                                                 =====               =====
      Effective Yield
       [(Net change) + 1]365/7 - 1. . . .        5.50%               5.66%
                                                 =====               =====
      Average weighted maturity of
       investments. . . . . . . . . . . .      69 days             69 days
                                               =======             =======
---------
* Exclusive of any capital changes and income other than investment income.

                                           FEDERAL MONEY       TREASURY MONEY
                                            MARKET FUND         MARKET FUND
                                             11/30/1999          11/30/1999
                                             ----------          ----------
      Value of account at beginning
       of period. . . . . . . . . . . . .     $1.00000            $1.00000
      Value of same account at end of
       period*. . . . . . . . . . . . . .      1.00100             1.00092
                                              --------            --------
      Net change in account value . . . .     $ .00100            $ .00092

      Annualized current net yield
      (Net change X 365/7)
       -/- average net asset value. . . .        5.21%               4.77%
                                                 =====               =====
      Effective Yield
       [(Net change) + 1]365/7 - 1. . . .        5.33%               4.90%
                                                 =====               =====
      Average weighted maturity of
       investments. . . . . . . . . . . .      70 days             77 days
                                               =======             =======
---------
* Exclusive of any capital changes and income other than investment income.

     Each Fund seeks to maintain, but does not guarantee, a constant net asset value of $1.00. The yield of each Fund will fluctuate. The Funds have obtained private insurance that partially protects the Prime Money Market Fund against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Treasury and other U.S. Government securities held by the Fund are excluded from this coverage. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Funds and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset values and calculating yields.


                                  SHARE PRICE

     Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding, except for the Prime Money Market Fund whereby net asset value is calculated by dividing the net assets attributed to each share class by the total number of shares outstanding for that share class. The net asset value is determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for trading.

     It is the policy of each Fund to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by the Fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if it sold the instrument. Such procedures will include a review of the Funds' holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

     The use of amortized cost and the maintenance of the Fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the Trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the Trustees to be of comparable quality.

                               PURCHASE OF SHARES

     Each Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by a Fund for redemptions; except for wire withdrawals in amounts less than $5,000 which will be subject to a maximum charge of $5.00. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by each Fund.





                             MANAGEMENT OF THE FUNDS

OFFICERS AND TRUSTEES

     The officers of each Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Funds and choose their officers. The following is a list of the Trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Funds is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), The Mead Corp. (Paper Products), and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary* Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer* Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller* Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
---------

*Officers of the Funds are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

     Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing, and custodian fees.

     The fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. At November 30, 1999, each Fund had contributed capital to Vanguard (included in other assets) representing 0.02% of each Fund's net assets. The total amount contributed by the Funds was $10,547,000, which represented 10.6% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may invest up to 0.40% of its current net assets in Vanguard, and
(b) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for The Vanguard Group, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.

     During the fiscal years ended November 30, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of Vanguard's management (including transfer agency), distribution, and marketing expenses:

      FUND                               1997         1998           1999
      ----                               ----         ----           ----
      Prime Money Market Fund     $73,028,000  $92,226,000   $117,556,000
      Federal Money Market Fund     9,567,000   11,651,000     14,996,000
      Treasury Money Market Fund    9,310,000   11,151,000     13,619,000

     INVESTMENT ADVISORY SERVICES. Vanguard also provides the Funds and several other Vanguard funds with investment advisory services. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.

     During the fiscal years ended November 30, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of The Vanguard Group's expenses relating to investment advisory services.

      FUND                              1997        1998           1999
      ----                              ----        ----           ----
      Prime Money Market Fund     $3,782,000  $3,811,000     $4,718,000
      Federal Money Market Fund      489,000     475,000        584,000
      Treasury Money Market Fund     466,000     453,000        535,000

TRUSTEE COMPENSATION

     The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table on page B-14), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the funds--in three ways:

- The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

- The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEES. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                                        VANGUARD MONEY MARKET FUNDS
                                             COMPENSATION TABLE


                                           PENSION OR                                 TOTAL
                         AGGREGATE         RETIREMENT                             COMPENSATION
                        COMPENSATION    BENEFITS ACCRUED     ESTIMATED ANNUAL   FROM ALL VANGUARD
                         FROM THESE     AS PART OF THESE      BENEFITS UPON       FUNDS PAID TO
 NAMES OF TRUSTEES        FUNDS(1)      FUNDS' EXPENSES(1)      RETIREMENT         TRUSTEES(2)

John C. Bogle(3)           None               None                  None               None
John J. Brennan            None               None                  None               None
Barbara Barnes
 Hauptfuhrer(3)            $748                $95               $15,000                 $0
JoAnn Heffernan Heisen   $8,978               $494               $15,000            $80,000
Bruce K. MacLaury        $9,299               $840               $12,000            $75,000
Burton G. Malkiel        $9,043               $819               $15,000            $80,000
Alfred M. Rankin, Jr.    $8,978               $599               $15,000            $80,000
John C. Sawhill          $8,978               $759               $15,000            $80,000
James O. Welch, Jr.      $8,978               $875               $15,000            $80,000
J. Lawrence Wilson       $8,978               $632               $15,000            $80,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended November 30, 1999.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3) Mrs. Hauptfuhrer and Mr. Bogle have retired from the Funds' Board, effective December 31, 1998 and December 31, 1999, respectively.

                              FINANCIAL STATEMENTS

     Each Fund's financial statements as of and for the year ended November 30, 1999, including the financial highlights for each of the five fiscal years in the period ended November 30, 1999, appearing in the Funds' 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.

                      DESCRIPTION OF SECURITIES AND RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

BOND RATINGS

     Bonds rated AA by Standard & Poor's are judged by S&P to be high-grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA (the AA rating may be modified by the addition of a plus or minus sign to show relative standing with the AA category). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's also supplies numerical indicators, 1, 2 and 3 to the Aa rating category. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking and 3 indicates a ranking toward the lower end of the category.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to an arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     As used in the Funds' prospectus, the term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

     U.S. Treasury Securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.


DESCRIPTION OF REPURCHASE AGREEMENTS

     Repurchase agreements are transactions by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

EURODOLLAR AND YANKEE OBLIGATIONS

     Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Prime Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Prime Money Market Fund.

                              COMPARATIVE INDEXES

     Each of the investment company members of The Vanguard Group, including Vanguard Money Market Funds, may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000(R) VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,     nonconvertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the funds that constituted the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

                                                               SAI030-03/24/2000

                                     PART C

                             VANGUARD TREASURY FUND
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contract**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Not Applicable
------------------
  * Filed herewith
 ** Filed previously


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, The Bank of New York, One Wall Street, New York, New York 10286.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8th day of March, 2000.


                                                    VANGUARD TREASURY FUND
                                            BY:_________________________________
                                                          (signature)
                                                         (HEIDI STAM)
                                                       JOHN J. BRENNAN*
                                            CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURE                     TITLE                     DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      March 8, 2000
   ---------------------------  Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         March 8, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer, Principal Financial  March 8, 2000
   ---------------------------  Officer and Principal
       (Heidi Stam)             Accounting Officer
      Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-4424,  filed on January  25,  1999.
 Incorporated by Reference.

                               INDEX TO EXHIBITS


Custodian Agreement ................................................... Ex-99.BG

Consent of Independent Accountants .................................... Ex-99.BJ